Acquisitions and Divestitures - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Acquisitions consideration, cost of acquired entity paid in cash			¥ 0	¥ 0
Bargain Purchase Gain			0	4,365
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	¥ 19,632	¥ 1,755	26,105	9,436
Corporate Financial Services and Maintenance Leasing
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	678	538	749	574
ORIX USA
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	9,427		15,733	2,451
Asia and Australia
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	5,560		5,691	4,936
Environmental And Energy
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	3,932	1,114	3,895	1,131
Wind Power Generation Subsidiaries [Member]
Business Acquisition [Line Items]
Bargain Purchase Gain				4,365
Divestiture
Business Acquisition [Line Items]
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, net	19,632	¥ 1,755	26,105	¥ 9,436
Disposal Group, Held-for-sale, Not Discontinued Operations | Corporate Financial Services and Maintenance Leasing | Yayoi Corporation
Business Acquisition [Line Items]
Amount classified as other assets attributable to disposal group held for sale or disposed of	96,052		96,052
Amount classified as other liabilities attributable to disposal group held for sale or disposed of	14,536		14,536
Amount classified as current and deferred income taxes attributable to disposal group held for sale or disposed of	¥ 10,496		10,496
Gain or loss recognized as the related assets and liabilities classified as held for sale			¥ 0